Expenses - Summary of Corporate and Administrative Expenses (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate And Administrative Expenses [Line Items]
Termination benefits	$ 226	$ 728	$ 708
Rye Patch
Corporate And Administrative Expenses [Line Items]
Transaction costs		$ 2,828